Offerings - Offering: 1	Jul. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.00001 per share
Amount Registered | shares	32,362,885
Proposed Maximum Offering Price per Unit	16.41
Maximum Aggregate Offering Price	$ 531,074,942.85
Fee Rate	0.01381%
Amount of Registration Fee	$ 73,341.45
Offering Note	The number of shares of QXO common stock being registered is based on the number of shares of TopBuild Corp. ("TopBuild") common stock that remain available for issuance pursuant to the TopBuild Corp. Amended and Restated 2015 Long Term Stock Incentive Plan (the "TopBuild Plan") (the "Residual Shares"), as adjusted by multiplying the number of Residual Shares by 20.200, the ratio under which shares of QXO, Inc. ("QXO") common stock were issued in exchange for shares of TopBuild common stock to TopBuild stockholders that elected stock consideration pursuant to the terms of that certain Agreement and Plan of Merger, dated as of April 18, 2026, among QXO, Titanium MergerCo, Inc. and Titanium MergerCo 2, LLC, each a wholly owned subsidiary of QXO, and TopBuild. Pursuant to Rule 416 under the Securities Act of 1933, to the extent additional shares of QXO common stock may be issued or issuable as a result of a stock split or other distribution declared at any time by QXO's Board of Directors while this registration statement is in effect, this registration statement is hereby deemed to cover all of such additional common stock. Estimated solely for the purpose of determining the registration fee in accordance with Rule 457(h) under the Securities Act of 1933 on the basis of $16.41 per share, which is the average of the high and low prices of QXO common stock on the New York Stock Exchange on June 24, 2026. The number of shares of QXO common stock being registered reflects the exchange of each Residual Share under the TopBuild Stock Plan for 20.200 shares of QXO common stock.